Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

				Average	Value of Initial Fixed
	Summary		Average Summary	Compensation	$100 Investment
	Compensation	Compensation	Compensation Table	Actually Paid to	Based on:
	Table Total	Actually Paid	Total for Non-PEO	Non-PEO	Total Shareholder	Net Income (in
Year	for PEO (1)	to PEO (2)	NEOs (3)	NEOs (4)	Return (5)	thousands) (6)
2025	$1,803,041	$1,716,723	$906,310	$844,431	$143.52	$23,931
2024	1,150,161	1,094,841	653,151	606,910	143.52	23,614
2023	1,111,457	1,202,671	633,209	634,647	126.40	27,425
(1)	Represents the total compensation of our principal executive officer (“PEO”), as reported in the Summary Compensation Table for each year indicated. Mr. Guarini was the only person who served as our PEO during those years.
(2)	Represents the “compensation actually paid” to Mr. Guarini, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to Mr. Guarini’s Summary Compensation Table total for each year to determine his compensation actually paid.

Adjustments to Determine Compensation Actually Paid to PEO	2025	2024	2023
Summary Compensation Table Total	$1,803,041	$1,150,161	$1,111,457
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	186,464	181,041	174,070
Plus: fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	17,212	28,441	42,283
Plus: change in fair value from prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	34,496	56,622	80,859
Plus: change in fair value from prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	30,189	30,189	127,476
Plus: dividends or other earnings paid during the covered year prior to vesting date of award	18,249	10,469	14,666
Compensation Actually Paid	$1,716,723	$1,094,841	$1,202,671
(3)	Represents the average of the total compensation of each of our non-PEO NEOs (Ms. King and Ms. Colwell), as reported in the Summary Compensation Table for each year indicated. Ms. King and Ms. Colwell were our only non-PEO NEOs for those years.
(4)	Represents the average of the compensation actually paid to our non-PEO NEOs, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to the average of the non-PEO NEOs’ Summary Compensation Table totals for each year to determine their average compensation actually paid.

Adjustments to Determine Average Compensation Actually Paid to Non-PEO NEOs	2025	2024	2023
Summary Compensation Table Total	$906,310	$653,151	$633,209
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	107,575	104,454	100,428
Plus: fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	8,546	13,049	24,392
Plus: change in fair value from prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	17,123	29,721	32,192
Plus: change in fair value from prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	10,179	10,179	39,287
Plus: dividends or other earnings paid during the covered year prior to vesting date of award	9,848	5,264	5,995
Compensation Actually Paid	$844,431	$606,910	$634,647
(5)	Represents the cumulative three-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2022, and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.
(6)	Represents our reported net income for each year indicated.

Named Executive Officers, Footnote
(3)	Represents the average of the total compensation of each of our non-PEO NEOs (Ms. King and Ms. Colwell), as reported in the Summary Compensation Table for each year indicated. Ms. King and Ms. Colwell were our only non-PEO NEOs for those years.

PEO Total Compensation Amount	$ 1,803,041	$ 1,150,161	$ 1,111,457
PEO Actually Paid Compensation Amount	$ 1,716,723	1,094,841	1,202,671
Adjustment To PEO Compensation, Footnote
(2)	Represents the “compensation actually paid” to Mr. Guarini, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to Mr. Guarini’s Summary Compensation Table total for each year to determine his compensation actually paid.

Adjustments to Determine Compensation Actually Paid to PEO	2025	2024	2023
Summary Compensation Table Total	$1,803,041	$1,150,161	$1,111,457
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	186,464	181,041	174,070
Plus: fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	17,212	28,441	42,283
Plus: change in fair value from prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	34,496	56,622	80,859
Plus: change in fair value from prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	30,189	30,189	127,476
Plus: dividends or other earnings paid during the covered year prior to vesting date of award	18,249	10,469	14,666
Compensation Actually Paid	$1,716,723	$1,094,841	$1,202,671

Non-PEO NEO Average Total Compensation Amount	$ 906,310	653,151	633,209
Non-PEO NEO Average Compensation Actually Paid Amount	$ 844,431	606,910	634,647
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Represents the average of the compensation actually paid to our non-PEO NEOs, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to the average of the non-PEO NEOs’ Summary Compensation Table totals for each year to determine their average compensation actually paid.

Adjustments to Determine Average Compensation Actually Paid to Non-PEO NEOs	2025	2024	2023
Summary Compensation Table Total	$906,310	$653,151	$633,209
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	107,575	104,454	100,428
Plus: fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	8,546	13,049	24,392
Plus: change in fair value from prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	17,123	29,721	32,192
Plus: change in fair value from prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	10,179	10,179	39,287
Plus: dividends or other earnings paid during the covered year prior to vesting date of award	9,848	5,264	5,995
Compensation Actually Paid	$844,431	$606,910	$634,647

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 143.52	143.52	126.4
Net Income (Loss)	$ 23,931,000	23,614,000	27,425,000
PEO Name	Mr. Guarini
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (186,464)	(181,041)	(174,070)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,212	28,441	42,283
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,496	56,622	80,859
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,189	30,189	127,476
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,249	10,469	14,666
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(107,575)	(104,454)	(100,428)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,546	13,049	24,392
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,123	29,721	32,192
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,179	10,179	39,287
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,848	$ 5,264	$ 5,995